Shareholders' Equity - Investment in Bank (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Green Bancorp, Inc.
Investment in subsidiary
Investment in subsidiary	$ 67,508	$ 25,000